Nature of Operations and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Summary of Store Activity
Store activity for the years ended December 31, 2020 and 2019 is as follows:

	Successor	Predecessor
	2020	2019
Franchised stores, beginning of year	117	109
Stores opened during the year	9	15
Stores transferred/sold to the Company	(2)	0
Stores closed during the year	(22)	(7)

Franchised stores, end of year	102	117

	Successor	Predecessor
	2020	2019
Company-owned stores, beginning of year	13	11
Stores opened during the year	2	3
Stores transferred/sold to the Company	2	0
Stores closed during the year	—	(1)

Company-owned stores, end of year	17	13

Summary of Fair Values of Assets Acquired Net of Current Liabilities
The consideration was the fair value of the three loans at the Takeover Date and the assets are recorded based on the fair values of the assets acquired, net of current liabilities as of the Takeover Date as follows (in thousands):

Cash	$39
Accounts Receivable	1
Inventory	28
Other current assets	24
Property & equipment	1,126
Other assets	4
Current liabilities	(330)

Net tangible and identifiable intangible assets acquired	892
Goodwill	397

Net assets acquired	$1,289

(in thousands)	Fair Value December 16, 2020
Cash	$2,179
Cash - restricted	611
Accounts receivable	378
Inventory	260
Other current assets	1,235
Property and equipment	8,520
Intangible assets	117,124
Other assets	199
Accounts payable - trade	(1,952)
Accrued expenses	(1,057)
Gift card liability	(292)
Revolving line of credit	(3,012)
Current portion of deferred franchise fees	(521)
Other deposit	(907)
Deferred initial franchise fees, net of current portion	(2,531)
Notes payable	(2,889)

Fair Value of Tangible and Identifiable Intangible assets and liabilities assumed	$117,345

Consideration paid	236,887

Goodwill	$119,542

Summary of Consolidated Financial Statements from Variable Interest Entities
Included in the consolidated financial statements are the following from variable interest entities for which the Company was the primary beneficiary (in thousands):

Predecessor
December 31, 2019
Cash	$3
Property and equipment	853
Goodwill	398

Total Assets	$1,254

Current notes payable	$1,207
Notes payable – net of current portion	—

Total liabilities	1,207
Total members’ equity	47

Total Liabilities and Members’ Equity	$1,254

Summary of Calculation of Basic and Diluted income (loss) Per Common Share
Basic and diluted income (loss) per common share is calculated as follows:

Successor December 16, 2020 through December 31, 2020
Numerator:
Net income available to common shareholders	$5,348,000
Reversal of Gain on change in value of warrant liability	(5,597,000)

Successor December 16, 2020 through December 31, 2020
Net loss available to common shareholders - diluted	$(249,000)

Denominator:
Weighted-average shares outstanding	17,541,838
Effect of dilutive securities
Restricted stock grants and warrants	3,468,872
UPOs	415,405

Diluted weighted-average shares outstanding	21,426,115

Basic net income per common share	$0.30

Diluted net loss per common share	$(0.01)

Summary of the revisions to previously reported financial information
A summary of the revisions to previously reported financial information is as follows:

Revised Consolidated Statement of Operations Data for the six months ended June 30, 2020 (Unaudited)	As Reported	Adjustment	As Revised
Restaurant Sales	$12,097	$(315)	$11,782
Total Revenue	$15,864	$(315)	$15,549
Labor and Related Expenses	$3,463	$(315)	$3,148
Total Operating Expenses	$14,930	$(315)	$14,615

Revised Consolidated Statement of Operations Data for the nine months ended September 30, 2020 (Unaudited)	As Reported	Adjustment	As Revised
Restaurant Sales	$18,892	$(441)	$18,451
Total Revenue	$24,939	$(441)	$24,498
Labor and Related Expenses	$5,482	$(409)	$5,073
Other Operating Expenses	$4,575	$(32)	$4,543
Total Operating Expenses	$24,832	$(441)	$24,391

Revised Consolidated Statement of Operations Data for the six months ended June 30, 2019 (Unaudited)	As Reported	Adjustment	As Revised
Restaurant Sales	$11,977	$(294)	$11,683
Total Revenue	$17,518	$(294)	$17,224
Labor and Related Expenses	$3,880	$(294)	$3,586
Total Operating Expenses	$15,021	$(294)	$14,727

Revised Consolidated Statement of Operations Data for the nine months ended September 30, 2019 (Unaudited)
Restaurant Sales	$17,641	$(477)	$17,164
Total Revenue	$25,336	$(477)	$24,859
Labor and Related Expenses	$5,784	$(477)	$5,307
Total Operating Expenses	$23,181	$(477)	$22,704

Revised Consolidated Statement of Operations Data for the year ended December 31, 2019	As Reported	Adjustment	As Revised
Restaurant Sales	$23,855	$(672)	$23,183
Total Revenue	$34,227	$(672)	$33,555
Labor and Related Expenses	$7,839	$(672)	$7,167
Total Operating Expenses	$31,178	$(672)	$30,506

Summary of Revenue Recognized
Revenue recognized during the Successor period from December 16, 2020 to December 31, 2020 and for the Predecessor period from January 1, 2020 to December 15, 2020 and the twelve-month period ended December 31, 2019 disaggregated by type is as follows:

	Successor	Predecessor
	December 16, 2020 through December 31, 2020	January 1, 2020 through December 15, 2020	Year Ended December 31, 2019
Restaurant sales	$1,326	$23,139	$22,473
BF Commissary sales	24	827	710
Franchising revenue:
Sales-based royalties	255	5,366	6,805
Rebate royalties	—	750	564
Brand development and advertising co-op royalties	74	1,441	1,720
Initial franchise fees	17	272	254
Initial distinct services	8	90	204
Other revenue - terminations of franchises	—	693	825

Total revenue	$1,704	$32,578	$33,555

The following table shows the Company’s revenue disaggregated according to the timing of transfer of goods or services:

	Successor	Predecessor
	December 16, 2020 through December 31, 2020	January 1, 2020 through December 15, 2020	Year Ended December 31, 2019
Revenue recognized at a point in time
Restaurant revenue	$1,326	$23,139	$22,473
BF Commissary sales	24	827	710
Royalty and other fees	255	6,116	7,369
Terminated franchise fees	—	693	825
Brand development and advertising co-op royalties	74	1,441	1,720
Franchising revenue – distinct initial services	8	90	204

Total revenue recognized at a point in time	$1,687	$32,306	$33,301

Revenue recognized over time
Franchising fees	17	272	254

Total revenue recognized over time	17	272	254

Total Revenue	$1,704	$32,578	$33,555

Summary of Revenue Disaggregated According to Timing of Transfer of Goods or Services
The following table shows the Company’s revenue disaggregated according to the timing of transfer of goods or services:

	Successor	Predecessor
	December 16, 2020 through December 31, 2020	January 1, 2020 through December 15, 2020	Year Ended December 31, 2019
Revenue recognized at a point in time
Restaurant revenue	$1,326	$23,139	$22,473
BF Commissary sales	24	827	710
Royalty and other fees	255	6,116	7,369
Terminated franchise fees	—	693	825
Brand development and advertising co-op royalties	74	1,441	1,720
Franchising revenue – distinct initial services	8	90	204

Total revenue recognized at a point in time	$1,687	$32,306	$33,301

Revenue recognized over time
Franchising fees	17	272	254

Total revenue recognized over time	17	272	254

Total Revenue	$1,704	$32,578	$33,555

Summary of Contract Balances
Opening and closing balances of contract liabilities and receivables from contracts with customers for the years ended December 31, 2020 and 2019 are as follows (in thousands):

	Successor 2020	Predecessor 2019
Franchising receivables	$480	$369
Advertising co-op funds	—	159
Gift card liability	430	586
Deferred revenue, current	490	438
Deferred revenue, long-term	2,816	4,250

Summary of Franchise Revenue
Revenue recognized during the period ended which were included in the balance of deferred franchise revenue at the beginning of the period are as follow:

	Successor	Predecessor
	December 16, 2020 through December 31, 2020	January 1, 2020 through December 15, 2020	Year Ended December 31, 2019
Franchise Fees	$41	$1,023	$1,283

Analysis of Deferred Revenue
An analysis of deferred revenue is as follows:

	Successor	Predecessor	Predecessor
	December 31, 2020	December 15, 2020	December 31, 2019
Balance, beginning of period	$3,053	$4,688	$3,935
Initial franchise fees received	278	413	2,036
Revenue recognized for stores opened during period	(25)	(362)	(458)
Revenue recognized related to franchise agreement Default	—	(693)	(825)

Balance, end of period	$3,306	$4,046	$4,688